Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 25,845,333	$ 26,530,944
Restricted cash	2,193,173	167,285
Trade accounts receivable, net	572,961	1,274,729
Other receivables	5,515,311	1,722,885
Inventories	2,306,177	2,274,454
Prepaid expenses	350,206	382,729
Derivatives	1,142,682	540,753
Asset held for sale	8,909,172	0
Due from related company	32,146	0
Total current assets	46,867,161	32,893,779
Long-term assets:
Vessels, net	216,570,426	176,111,486
Advances for vessels under construction	59,083,594	7,615,958
Restricted cash	3,400,000	4,800,000
Derivatives	2,669,244	0
Total assets	328,590,425	221,421,223
Current liabilities
Long-term bank loans, current portion	55,419,815	29,034,049
Trade accounts payable	5,160,068	2,804,194
Accrued expenses	1,756,383	1,702,925
Liability associated with asset held for sale	3,556,641	0
Accrued dividends	66,375	0
Deferred revenues	7,730,422	3,293,986
Due to related company	0	309,970
Total current liabilities	73,689,704	37,145,124
Long-term liabilities
Long-term bank loans, net of current portion	51,812,086	89,004,951
Derivatives	0	952,666
Fair value of below market time charters acquired	34,933,438	17,461,586
Total long-term liabilities	86,745,524	107,419,203
Total liabilities	160,435,228	144,564,327
Commitments and contingencies
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 7,294,541 and 7,116,206 issued and outstanding)	213,486	218,836
Additional paid-in capital	260,539,222	264,609,233
Accumulated deficit	(92,597,511)	(187,971,173)
Total shareholders’ equity	168,155,197	76,856,896
Total liabilities and shareholders’ equity	$ 328,590,425	$ 221,421,223